DISCONTINUED OPERATIONS - DISPOSALS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Disposal Group Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Table Text Block]
The results of the First Disposal Group and Second Disposal Group are reported as discontinued operations in the consolidated statements of comprehensive income / (loss) and are summarized below

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Net revenue	544,576	3,296,700	4,870,235	3,540,252
Results before income taxes	395	2,390	171,142	111,271
Income tax expense	831	5,031	(3,508)	(12,870)
Net income/(loss) from discontinued operations	(1,226)	(7,421)	167,634	98,401

First Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Disposal Groups Excluding Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Table Text Block]
The following table summarizes the amounts of assets and liabilities of the First Disposal Group on November 15, 2012:

Net assets disposed of:	RMB
Cash	443,765
Accounts receivables, net	159,848
Bills receivable	38,483
Amount due from the Group	61,472
Inventories	157,033
Prepaid expenses and other receivables	36,198
Property and equipment, net	7,751
Land use rights, net	19,015
Other assets	321
Accounts payables	(71,426)
Bank borrowings	(369,112)
Income taxes payables	(1,189)
Accrued expenses and other liabilities	(3,790)
Total	478,369

Satisfied by:
Cash consideration	(486,502)
Exchange reserve realized upon disposal	5,638
Transaction cost	1,937
Gain on disposal of subsidiaries	558

Second Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Disposal Groups Excluding Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Table Text Block]
The following table summarizes the amounts of assets and liabilities of the Second Disposal Group on November 20, 2013:

Net assets disposed of:	RMB
Cash	336,322
Pledged deposits	234,644
Accounts receivables, net	685,367
Bills receivable	27,816
Amount due from Cogobuy and its subsidiaries	148,573
Inventories	341,549
Prepaid expenses and other receivables	33,708
Property and equipment, net	2,704
Intangible assets, net	44,010
Accounts payables	(214,653)
Bank borrowings	(684,379)
Income taxes payables	(2,520)
Amount due to the Group	(372,019)
Accrued expenses and other liabilities	(3,868)
Less: Non controlling interests	(61,310)
Total	515,944
Satisfied by:
Cash consideration	(487,543)
Exchange reserve realized upon disposal	4,425
Transaction cost	705
Loss on disposal of subsidiaries	(33,531)